                         DELAWARE GROUP EQUITY FUNDS IV

                         Delaware Large Cap Growth Fund
                                  (the "Fund")

          Supplement to the Fund's Prospectuses dated January 28, 2007

With respect to the Fund's Class A, Class B, Class C and Class R Prospectus, the
following  replaces the  information in the annual fund  operating  expenses and expense example tables under the section entitled, "What are the Fund's fees and expenses" on page 4 of the Fund's Prospectus:

--------------------------------------- ------------------------------------- -------- ------- ------- ---------
Annual fund operating expenses are
deducted from the Fund's assets.        CLASS                                    A        B       C       R
--------------------------------------- ------------------------------------- -------- ------- ------- ---------
                                        Management fees(5)                    0.65%    0.65%   0.65%   0.65%
--------------------------------------- ------------------------------------- -------- ------- ------- ---------
                                        Distribution and service (12b-1) fees 0.30%(6) 1.00%   1.00%   0.60%(6)
--------------------------------------- ------------------------------------- -------- ------- ------- ---------
                                        Other expenses                        0.19%    0.19%   0.19%   0.19%
--------------------------------------- ------------------------------------- -------- ------- ------- ---------
                                        Total annual fund operating expenses  1.14%    1.84%   1.84%   1.44%
--------------------------------------- ------------------------------------- -------- ------- ------- ---------
                                        Fee waivers and payments              (0.05%)     --     --    (0.10%)
--------------------------------------- ------------------------------------- -------- ------- ------- ---------
                                        Net expenses                          1.09%    1.84%   1.84%   1.34%
--------------------------------------- ------------------------------------- -------- ------- ------- ---------

This example is intended to help you compare the
cost of investing in the Fund to the cost of
investing in other mutual funds with similar
investment objectives. We show the cumulative
amount of Fund expenses on a hypothetical
investment of $10,000 with an annual 5% return over
the time shown.  The Fund's actual rate of return
may be greater or less than the hypothetical return
use here.  For the Class A and Class R shares, this
example reflects the net operating expenses with
expense waivers for the one-year contractual period
and the total operating expenses without waivers
for years two through 10.  For Class B and Class C
shares, this example assumes that the Fund's total
operating expenses remain unchanged in the periods
we show.  This is an example only, and does not
represent future expenses, which may be greater or
less than those shown here.
                                                       CLASS                    1 Year    3 Years   5 Years   10 Years
----------------------------------------------------- --------------------- ----------- ---------- ---------- ---------
                                                      Class A                     $680       $902     $1,141    $1,827
----------------------------------------------------- --------------------- ----------- ---------- ---------- ---------
                                                      Class B(7)                  $187       $579       $996    $1,962
----------------------------------------------------- --------------------- ----------- ---------- ---------- ---------
                                                      Class B(7), if              $587       $854     $1,221    $1,962
                                                      redeemed
----------------------------------------------------- --------------------- ----------- ---------- ---------- ---------
                                                      Class C                     $287       $579       $996    $2,159
----------------------------------------------------- --------------------- ----------- ---------- ---------- ---------
                                                      Class C, if redeemed         $17       $579       $996    $2,159
----------------------------------------------------- --------------------- ----------- ---------- ---------- ---------
                                                      Class R                     $136       $425       $734    $1,613
----------------------------------------------------- --------------------- ----------- ---------- ---------- ---------

(5)  The investment  manager (Manager) has voluntarily  agreed to waive all or a portion  of its  investment  advisory  fees and pay/or  reimburse  expenses
     (excluding  any 12b-1  plan  expenses,  taxes,  interest,  inverse  floater program expenses,  brokerage fees, certain insurance costs, and non-routine expenses  or costs,  including,  but not  limited  to,  those  relating  to reorganizations,  litigation,  certain  Trustee  retirement  plan expenses,
     conducting   shareholder   meetings,   and   liquidations    (collectively,
     "non-routine  expenses"))  in order to prevent total annual fund  operating expenses from  exceeding  0.75% of the Fund's average daily net assets from
     February  1, 2007  until such time as the  waivers  are  discontinued.  The waivers and expense  limitations  may be  discontinued  at any time because they are voluntary.  These expense waivers and reimbursements apply only to expenses  paid  directly by the Fund.  The fees and  expenses  shown in the annual fund operating  expenses table above do not reflect these  voluntary expense caps. The following table shows  operating  expenses that are based on the most  recently  completed  fiscal  year and  reflect  the  Manager's
     voluntary   fee  waivers  and   payments   and  the  Fund's   distributor's
     (Distributor) contractual fee waivers:

 CLASS                                            A            B            C             R
--------------------------------------------  ----------  ------------  -----------   ---------
Management fees                                 0.56%        0.56%        0.56%         0.56%
Distribution and service (12b-1) fees           0.25%        1.00%        1.00%         0.50%
Other expenses                                  0.19%        0.19%        0.19%         0.19%
Total annual fund operating expenses            1.00%        1.75%        1.75%         1.25%

(6)  The  Distributor  has  contracted  to limit the Class A and Class R shares'
     12b-1 fees from  February 1, 2007 through  January 31, 2008 to no more than
     0.25% and 0.50%, respectively, of average daily net assets.

(7)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

With  respect  to the  Fund's  Institutional  Class  Prospectus,  the  following replaces  the  information  in the annual fund  operating  expenses  and expense example  tables  under  the  section  entitled,  "What are the  Fund's  fees and expenses" on page 4 of the Fund's Prospectus:

----------------------------------------- -------------------------------------------- --------------
Annual fund operating expenses are
deducted from the Fund's assets.          CLASS                                        INSTITUTIONAL
----------------------------------------- -------------------------------------------- --------------
                                          Management fees(2)                                   0.65%
----------------------------------------- -------------------------------------------- --------------
                                          Distribution and service (12b-1) fees                 none
----------------------------------------- -------------------------------------------- --------------
                                          Other expenses                                       0.19%
----------------------------------------- -------------------------------------------- --------------
                                          Total annual fund operating expense                  0.84%
----------------------------------------- -------------------------------------------- --------------

This example is intended to help you compare the cost of
investing in the Fund to the cost of investing in other
mutual funds with similar investment objectives.  We show
the cumulative amount of Fund expenses on a hypothetical
investment of $10,000 with an annual 5% return over the
time shown.  The Fund's actual rate of return may be
greater or less than the hypothetical 5% return we use
here.  This example assumes that the Fund's total
operating expenses remain unchanged in each of the periods
we show.  This is an example only, and does not represent
future expenses, which may be greater or less than those
shown here.
                                          CLASS                                        INSTITUTIONAL
----------------------------------------- -------------------------------------------- --------------
                                          1 year                                                 $86
----------------------------------------- -------------------------------------------- --------------
                                          3 years                                               $268
----------------------------------------- -------------------------------------------- --------------
                                          5 years                                               $465
----------------------------------------- -------------------------------------------- --------------
                                          10 years                                            $1,037
----------------------------------------- -------------------------------------------- --------------

(2)  The investment  manager (Manager) has voluntarily  agreed to waive all or a portion  of its  investment  advisory  fees and pay/or  reimburse  expenses
     (excluding  any 12b-1  plan  expenses,  taxes,  interest,  inverse  floater program expenses,  brokerage fees, certain insurance costs, and non-routine expenses  or costs,  including,  but not  limited  to,  those  relating  to reorganizations,  litigation,  certain  Trustee  retirement  plan expenses,
     conducting   shareholder   meetings,   and   liquidations    (collectively,
     "non-routine  expenses"))  in order to prevent total annual fund  operating expenses from  exceeding  0.75% of the Fund's average daily net assets from
     February  1, 2007  until such time as the  waivers  are  discontinued.  The waivers and expense  limitations  may be  discontinued  at any time because they are voluntary.  These expense waivers and reimbursements apply only to expenses  paid  directly by the Fund.  The fees and  expenses  shown in the annual fund operating  expenses table above do not reflect these  voluntary expense caps.

                Please keep this Supplement for future reference.

                   This Supplement is dated October 24, 2007.